Long-term Debt -- Debt Covenants (Details) (10-K) $ in Millions				1 Months Ended	12 Months Ended
	Jan. 11, 2016 USD ($) Instrument	Dec. 30, 2013 USD ($)	Dec. 30, 2013 USD ($)	Jan. 31, 2007 USD ($)	Dec. 31, 2015 USD ($) Loans	Feb. 03, 2015	Dec. 31, 2014 USD ($)	Dec. 11, 2014 USD ($)	Dec. 03, 2014 USD ($)	Sep. 30, 2013
Debt Instrument [Line Items]
Debt instrument, number of agreements requiring specific financial targets or ratios | Loans					0
Term of debt					5 years
Minimum [Member]
Debt Instrument [Line Items]
Term of debt					3 years
Junior Subordinated Debt [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt instrument, covenant, period used to calculate average fixed charge ratio					12 months
Debt instrument, average fixed charge ratio, actual										94.00%
Junior Subordinated Debt [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 35,000,000,000	$ 35,000,000,000	$ 35,000,000,000	$ 35,000,000,000
Term of debt		60 years	60 years	60 years
Junior Subordinated Debt [Member] | Subsequent Event [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt instrument, covenant, number of shares issued for default | Instrument	1
Debt instrument, covenant, value of shares issued for default	$ 1,100
Junior Subordinated Debt [Member] | Minimum [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt instrument, covenant, percent of tangible equity to tangible managed assets					5.50%
Debt instrument, covenant, average fixed charge ratio					1.10
Senior Notes 1999 Indenture [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 2,300
Senior Notes 5.25 Percent Due 2019 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					70,000				$ 70,000,000,000
Senior Notes [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 5,200	$ 5,200		$ 4,200				$ 70,000,000,000
Warehouse Agreement Borrowings [Member] | OneMain Financial Holdings, LLC [Member]
Debt Instrument [Line Items]
Debt instrument, covenant, percent of tangible equity to tangible managed assets						100.00%
Senior Note 6.75 Percent due 2019 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								$ 70,000,000,000
Senior Note 7.25 Percent due 2021 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								$ 80,000,000,000
One Main Financial Holdings Indenture [Member]
Debt Instrument [Line Items]
Period for credit downgrade after change in control					60 days
Debt covenant, debt redemption price for change in control and credit downgrade					10100.00%
Senior Notes 5.25 Percent Due 2019 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 70,000,000,000